Subordinated Debt	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Subordinated Debt
Note 15: Subordinated Debt
Subordinated debt represents our direct unsecured obligations to our debt holders, in the form of notes and debentures, and forms part of our regulatory capital. Subordinated debt is recorded at amortized cost using the effective interest rate method. Where appropriate, we enter into fair value hedges to hedge the risks caused by changes in interest rates (see Note 8). The rights of the holders of our notes and debentures are subordinate to the claims of depositors and certain other creditors. We require approval from OSFI before we can redeem any part of our subordinated debt.
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Redeemable at our option	2019 Total	2018 Total
Debentures Series 20	150	December 2025 to 2040	8.25	Not redeemable	145	143
Series H Medium-Term Notes, First Tranche (8)	1,000	September 2024	3.12	September 2019 (1)	–	1,003
Series H Medium-Term Notes, Second Tranche (8)	1,000	December 2025	3.34	December 2020 (2)	983	916
Series I Medium-Term Notes, First Tranche (8)	1,250	June 2026	3.32	June 2021 (3)	1,230	1,222
Series I Medium-Term Notes, Second Tranche (8)	850	June 2027	2.57	June 2022 (4)	820	813
3.803% Subordinated Notes due 2032 (8)	US 1,250	December 2032	3.80	December 2027 (5)	1,646	1,573
4.338% Subordinated Notes due 2028 (8)	US 850	October 2028	4.34	October 2023 (6)	1,180	1,112
Series J Medium-Term Notes, First Tranche (8)(9)	1,000	September 2029	2.88	September 2024 (7)	991	–
Total (10)					6,995	6,782

(1)
All $1,000 million Series H Medium-Term Notes, First Tranche were redeemed on September 19, 2019 for 100% of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.

(2)
Redeemable at the greater of par and the Canada Yield Price prior to December 8, 2020, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing December 8, 2020.

(3)
Redeemable at the greater of par and the Canada Yield Price prior to June 1, 2021, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing June 1, 2021.

(4)
Redeemable at the greater of par and the Canada Yield Price prior to June 1, 2022, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing June 1, 2022.

(5)	Redeemable at par on December 15, 2027 together with accrued and unpaid interest to, but excluding, the redemption date.
(6)	Redeemable at par on October 5, 2023 together with accrued and unpaid interest to, but excluding, the redemption date.
(7)	Redeemable at par on September 17, 2024 together with accrued and unpaid interest to, but excluding, the redemption date.
(8)
These notes include a
non-viability
contingent capital provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(9)	On September 16, 2019, we issued $1,000 million of Series J Medium — Term Notes, First Tranche.
(10)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together decreased their carrying value as at October 31, 2019 by $20 million (decreased by $233 million in 2018); see Note 8 for further details for hedge adjustments. The carrying value is also adjusted for our
subordinated debt holdings, held for market making purposes.

The aggregate remaining maturities of our subordinated debt, based on the maturity dates under the terms of issue, can be found in the blue-tinted font in the Contractual Maturities of Assets and Liabilities and
Off-Balance
Sheet Commitments section of Management’s Discussion and Analysis on pages 98 to 99 of this report
.